Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE U.S. LARGE-CAP CORE FUND, INC.
Entity Central Index Key	0001462712
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000078270
Shareholder Report [Line Items]
Fund Name	U.S. Large-Cap Core Fund
Class Name	Investor Class
Trading Symbol	TRULX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about U.S. Large-Cap Core Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Large-Cap Core Fund - Investor Class	$35	0.64%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 19,146,198,000
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	24.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$19,146,198
Number of Portfolio Holdings	80

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	24.9%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	31.2%
Health Care	12.2
Financials	11.7
Industrials & Business Services	11.6
Consumer Discretionary	9.5
Communication Services	7.6
Consumer Staples	6.2
Energy	5.6
Materials	3.2
Other	1.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	7.9%
NVIDIA	7.3
Apple	4.9
Alphabet	4.6
Amazon.com	4.4
Visa	2.5
UnitedHealth Group	2.0
Thermo Fisher Scientific	1.9
JPMorgan Chase	1.9
Eli Lilly	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000078271
Shareholder Report [Line Items]
Fund Name	U.S. Large-Cap Core Fund
Class Name	Advisor Class
Trading Symbol	PAULX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about U.S. Large-Cap Core Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Large-Cap Core Fund - Advisor Class	$52	0.95%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 19,146,198,000
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	24.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$19,146,198
Number of Portfolio Holdings	80

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	24.9%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	31.2%
Health Care	12.2
Financials	11.7
Industrials & Business Services	11.6
Consumer Discretionary	9.5
Communication Services	7.6
Consumer Staples	6.2
Energy	5.6
Materials	3.2
Other	1.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	7.9%
NVIDIA	7.3
Apple	4.9
Alphabet	4.6
Amazon.com	4.4
Visa	2.5
UnitedHealth Group	2.0
Thermo Fisher Scientific	1.9
JPMorgan Chase	1.9
Eli Lilly	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000177203
Shareholder Report [Line Items]
Fund Name	U.S. Large-Cap Core Fund
Class Name	I Class
Trading Symbol	RCLIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about U.S. Large-Cap Core Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Large-Cap Core Fund - I Class	$31	0.57%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.57%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 19,146,198,000
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	24.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$19,146,198
Number of Portfolio Holdings	80

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	24.9%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	31.2%
Health Care	12.2
Financials	11.7
Industrials & Business Services	11.6
Consumer Discretionary	9.5
Communication Services	7.6
Consumer Staples	6.2
Energy	5.6
Materials	3.2
Other	1.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	7.9%
NVIDIA	7.3
Apple	4.9
Alphabet	4.6
Amazon.com	4.4
Visa	2.5
UnitedHealth Group	2.0
Thermo Fisher Scientific	1.9
JPMorgan Chase	1.9
Eli Lilly	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219317
Shareholder Report [Line Items]
Fund Name	U.S. Large-Cap Core Fund
Class Name	Z Class
Trading Symbol	TRZLX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about U.S. Large-Cap Core Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Large-Cap Core Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

AssetsNet	$ 19,146,198,000
Holdings Count | Holding	80
InvestmentCompanyPortfolioTurnover	24.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$19,146,198
Number of Portfolio Holdings	80

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	24.9%

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	31.2%
Health Care	12.2
Financials	11.7
Industrials & Business Services	11.6
Consumer Discretionary	9.5
Communication Services	7.6
Consumer Staples	6.2
Energy	5.6
Materials	3.2
Other	1.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	7.9%
NVIDIA	7.3
Apple	4.9
Alphabet	4.6
Amazon.com	4.4
Visa	2.5
UnitedHealth Group	2.0
Thermo Fisher Scientific	1.9
JPMorgan Chase	1.9
Eli Lilly	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless